Average Annual Total Returns{- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund PRO-12 - Fidelity® Total International Index Fund	Fidelity Total International Index Fund Return Before Taxes Past 1 year	Fidelity Total International Index Fund Return Before Taxes Since Inception		Fidelity Total International Index Fund After Taxes on Distributions Past 1 year	Fidelity Total International Index Fund After Taxes on Distributions Since Inception		Fidelity Total International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Total International Index Fund After Taxes on Distributions and Sales Since Inception		IX425 Past 1 year	IX425 Since Inception
Total	11.07%	8.98%	[1]	10.77%	8.54%	[1]	6.97%	7.07%	[1]	11.28%	9.32%	[1]

[1]	(a)From June 7, 2016